Personnel expenses - Summary of Personnel Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Expenses By Nature [Abstract]
Wages and salaries	€ (6,080,098)	€ (2,597,270)	€ (50,573)
Pension charges	(251,667)	(72,153)	(1,750)
Other social security charges	(493,857)	(184,838)	(12,675)
Share-based payments	(8,196,387)	(1,587,736)	(116,147)
Total	€ (15,022,010)	€ (4,441,997)	€ (181,145)